Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net Loss Per Share

For purposes of this calculation, common stock subject to repurchase by the Company and options are considered to be common stock equivalents, and are only included in the calculation of diluted earnings per share when their effect is dilutive.

	Year Ended December 31,
	2016	2015	2014
	(in thousands, except per share amounts)
Numerator:
Net loss available to common stockholders	$(15,343)	$(2,602)	$(11,799)
Denominator:
Weighted average shares outstanding - basic	11,951	11,486	10,162
Potential common shares - options (treasury stock method)	—	—	—
Weighted average shares outstanding - diluted	11,951	11,486	10,162
Shares excluded (anti-dilutive)	—	17	37
Shares excluded due to an exercise price greater than weighted average stock price for the period	2,094	383	377
Net loss per common share:
Basic	$(1.28)	$(0.23)	$(1.16)
Diluted	$(1.28)	$(0.23)	$(1.16)